Restricted cash (Details) R$ in Millions	1 Months Ended
	Apr. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 BRL (R$)	Feb. 24, 2020 USD ($)	Feb. 23, 2020 USD ($)	Dec. 31, 2019 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash		$ 171,000,000				$ 242,000,000
Restricted Cash [Abstract]
Current restricted cash		80,000,000				135,000,000
Non-current restricted cash		91,000,000				107,000,000
Total restricted cash		171,000,000				242,000,000
Guaranty facility | Danske Bank
Restricted Cash and Cash Equivalents Items [Line Items]
Maximum borrowing capacity				$ 45,000,000	$ 90,000,000
Seabras Sapura
Restricted Cash and Cash Equivalents Items [Line Items]
Repayment of related party and shareholder loans	$ 6,000,000
BTG Pactual
Restricted Cash and Cash Equivalents Items [Line Items]
Appeal, collateral placed | R$			R$ 330
Accounts pledged as collateral for senior secured notes
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash		30,000,000				24,000,000
Accounts pledged as collateral for performance bonds and similar guarantees
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash		48,000,000				104,000,000
Demand deposit pledged as collateral for tax related guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash		61,000,000				83,000,000
Other
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash		$ 32,000,000				$ 31,000,000